                                SUPPLEMENT TO THE
                    LAUDUS MARKETMASTERS FUNDS' TM PROSPECTUS
                             DATED FEBRUARY 28, 2005
                            AS AMENDED MARCH 1, 2005

Effective November 28, 2005, in the "Fund management" section, Kimberly Forman, CFA biography is replaced by the following biography.

CAROLINE LEE, a director and portfolio manager of the investment adviser, co-manages the Laudus MarketMasters Funds TM. Prior to joining the firm in November 2005, she worked in asset management for over four years over-seeing sub-advisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

               Please retain this supplement for future reference.

Charles Schwab & Co., Inc. Member SIPC
(C)2005 All Rights Reserved

                                SUPPLEMENT TO THE
                    LAUDUS MARKETMASTERS FUNDS' TM PROSPECTUS
                             DATED FEBRUARY 28, 2005
                            AS AMENDED MARCH 1, 2005

Effective September 26, 2005, in "The funds' investment managers" section, under Laudus International MarketMasters Fund, the biography for Lynne Schroeder of American Century Global Investment Management, Inc. is deleted.

--------------------------------------------------------------------------------

Effective November 28, 2005, in the "Fund management" section, Kimberly Forman, CFA biography is replaced by the following biography.

   CAROLINE LEE, a director and portfolio manager of the investment adviser, co-manages the Laudus MarketMasters Funds TM. Prior to joining the firm in November 2005, she worked in asset management for over four years over-seeing sub-advisor relationships in the pension group of a major corporation. She has also had three years of previous experience in investment management at another financial services firm.

               Please retain this supplement for future reference.

Charles Schwab & Co., Inc. Member SIPC
REG 33511-01 (11/05) (C)2005 All Rights Reserved